UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2018

Date of Reporting Period: 12/31/2017

Item 1. Schedule of Investments.

NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		-------------
COMMON STOCKS -- 93.69%
	Consumer Discretionary - Durables &
	Apparel -- 1.31%
40,000	Mohawk Industries, Inc. *	$ 11,036,000
		------------

	Consumer Discretionary - Retailing -- 6.59%
90,000	Burlington Stores, Inc. *	11,072,700
135,000	CarMax, Inc. *	8,657,550
380,000	LKQ Corporation *	15,454,600
40,000	O'Reilly Automotive, Inc. *	9,621,600
47,000	Ulta Beauty, Inc. *	10,512,020
		------------
		55,318,470
		------------

	Consumer Discretionary - Services -- 4.27%
200,000	Extended Stay America, Inc.	3,800,000
390,000	Service Corporation International	14,554,800
180,000	Starbucks Corporation	10,337,400
439,000	Wendy's Company (The)	7,208,380
		------------
		35,900,580
		------------

	Consumer Staples - Food & Staples
	Retailing -- 2.65%
95,000	PriceSmart, Inc.	8,179,500
440,000	US Foods Holding Corp.	14,049,200
		------------
		22,228,700
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 6.23%
57,500	Constellation Brands, Inc. - Class A	13,142,775
110,000	Dr Pepper Snapple Group, Inc.	10,676,600
290,000	Hormel Foods Corporation	10,553,100
255,000	Lamb Weston Holdings, Inc.	14,394,750
60,000	Pinnacle Foods Inc.	3,568,200
		------------
		52,335,425
		------------

	Financials - Banks -- 2.78%
605,000	Huntington Bancshares Incorporated	8,808,800
95,000	SunTrust Banks, Inc.	6,136,050
150,000	Webster Financial Corporation	8,424,000
		------------
		23,368,850
		------------

	Financials - Diversified -- 6.47%
71,500	Affiliated Managers Group, Inc.	14,675,375
110,000	Northern Trust Corporation	10,987,900
160,000	Raymond James Financial, Inc.	14,288,000
200,000	SEI Investments Company	14,372,000
		------------
		54,323,275
		------------

	Financials - Insurance -- 2.64%
90,000	Aon plc	12,060,000
66,917	Willis Towers Watson Public Limited Company	10,083,723
		------------
		22,143,723
		------------

	Health Care - Equipment & Services -- 6.91%
40,000	Cooper Companies, Inc. (The)	8,715,200

90,000	Danaher Corporation	8,353,800
180,000	DENTSPLY SIRONA Inc.	11,849,400
110,000	LivaNova PLC *	8,791,200
25,000	NuVasive, Inc. *	1,462,250
130,000	ResMed Inc.	11,009,700
31,500	Teleflex Incorporated	7,837,830
		------------
		58,019,380
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 4.59%
83,500	Celgene Corporation *	8,714,060
100,920	IQVIA Holdings Inc. *	9,880,068
14,500	Regeneron Pharmaceuticals, Inc. *	5,451,420
76,420	Thermo Fisher Scientific Inc.	14,510,630
		------------
		38,556,178
		------------

	Industrials - Capital Goods -- 14.62%
160,000	A.O. Smith Corporation	9,804,800
127,500	AMETEK, Inc.	9,239,925
291,000	Fastenal Company	15,914,790
180,000	Fortive Corporation	13,023,000
205,000	Fortune Brands Home & Security, Inc.	14,030,200
70,000	IDEX Corporation	9,237,900
85,000	Middleby Corporation (The) *	11,470,750
70,000	Nordson Corporation	10,248,000
85,000	Snap-on Incorporated	14,815,500
185,000	Westinghouse Air Brake Technologies
	Corporation	15,064,550
		------------
		122,849,415
		------------

	Industrials - Commercial & Professional
	Services -- 6.16%
293,443	IHS Markit Ltd. *	13,248,951
135,000	Robert Half International Inc.	7,497,900
285,000	TransUnion *	15,663,600
160,000	Verisk Analytics, Inc. *	15,360,000
		------------
		51,770,451
		------------

	Industrials - Transportation -- 1.02%
65,000	Old Dominion Freight Line, Inc.	8,550,750
		------------

	Information Technology - Hardware &
	Equipment -- 3.80%
140,000	CDW Corporation	9,728,600
90,000	Harris Corporation	12,748,500
65,000	Palo Alto Networks, Inc. *	9,421,100
		------------
		31,898,200
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.35%
140,000	Cavium, Inc. *	11,736,200
91,250	Microchip Technology Incorporated	8,019,050
		------------
		19,755,250
		------------

	Information Technology - Software &
	Services -- 14.86%
27,500	ANSYS, Inc. *	4,058,725
170,000	CDK Global, Inc.	12,117,600
75,000	Check Point Software Technologies Ltd. *	7,771,500
145,000	Fidelity National Information Services, Inc.	13,643,050
104,374	Fiserv, Inc. *	13,686,563
97,500	FleetCor Technologies, Inc. *	18,761,925
117,500	Global Payments Inc.	11,778,200
24,834	MercadoLibre, Inc.	7,814,266
47,500	Red Hat, Inc. *	5,704,750
55,000	ServiceNow, Inc. *	7,171,450
200,000	Vantiv, Inc. - Class A *	14,710,000

75,000	Workday, Inc. *	7,630,500
		------------
		124,848,529
		------------

	Materials -- 3.59%
60,000	Albemarle Corporation	7,673,400
90,000	AptarGroup, Inc.	7,765,200
160,000	Axalta Coating Systems Ltd. *	5,177,600
170,000	Crown Holdings, Inc. *	9,562,500
		------------
		30,178,700
		------------

	Real Estate -- 2.85%
375,000	CBRE Group, Inc. *	16,241,250
130,000	CyrusOne Inc.	7,738,900
		------------
		23,980,150
		------------

	TOTAL COMMON STOCKS	787,062,026
	(cost $442,572,121)	------------

SHORT-TERM INVESTMENTS -- 6.35%
	U.S. Treasury Bills - 5.36%
$20,000,000	U.S. Treasury Bill 01/04/2018, 0.973%	19,998,934
25,000,000	U.S. Treasury Bill 01/11/2018, 1.118%	24,993,108
		------------
		44,992,042
		------------

	Money Market Fund - 0.99%
8,288,902	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 1.21%	8,288,902
		------------

	TOTAL SHORT-TERM INVESTMENTS	53,280,944
	(cost $53,280,944)	------------

	TOTAL INVESTMENTS
	(cost $495,853,065) - 100.04%	840,342,970
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.04)%	(296,533)
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$840,046,437
		------------
		------------

	% of net assets.
	* Non-income producing.

As of December 31, 2017, investment cost for federal tax purposes was
$496,108,837 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$344,489,038
Unrealized depreciation	(254,905)
------------
Net unrealized appreciation	$344,234,133
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$787,062,026
Money Market Fund	8,288,902
Level 2 -
U.S. Treasury Bills	44,992,042
Level 3 -
None	--
------------
Total	$840,342,970
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 12, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 12, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 12, 2018